FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2023
Fair value of financial liabilities
Schedule of fair value of financial instruments

	Level	June 30, 2023	December 31, 2022
Financial Assets:
Derivative FPA (*)	3	-	40,852
Total		-	40,852
Financial Liabilities:
Warrants	3	-	-
SPAC Public Warrants	1	91	286
SPAC Private Warrants	2	39	121
Price Adjustment shares	3	183	19,898
Derivative FPA (*)	3	13,270	-
Total		13,583	20,305

(*) Current and Non-current

Warrants
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
Warrants Level 3
For the period ended June 30, 2022
Balance at January 1, 2022	1,392
Changes in fair value recognized in finance expenses	(102)
Balance at June 30, 2022	1,290

SPAC Warrant
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
SPAC Warrants Level 1
For the period ended June 30, 2023
Balance at January 1, 2023	(407)
Changes in fair value recognized in finance expenses	277
Balance at June 30, 2023	(130)

Price Adjustment Shares
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
PAS Level 3
For the period ended June 30, 2023
Balance at January 1, 2023	(19,898)
Changes in fair value recognized in finance expenses	19,715
Balance at June 30, 2023	(183)

Derivatives Forward Purchase Transaction
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
Derivatives FPA (*) Level 3
For the period ended June 30, 2023
Balance at January 1, 2023	40,852
Cash received	(10,026)
Changes in fair value recognized in finance expenses	(44,096)
Balance at June 30, 2023	(13,270)

(*) Current and Non-current